Significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2020
Water rights and rights of way [member] | Bottom of range [member]
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite
Water rights and rights of way [member] | Top of range [member]
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite
Mining rights granted by Corfo [member] | Bottom of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Mining rights granted by Corfo [member] | Top of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Mining rights [member]
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Unit-production method
IT programs [member] | Bottom of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
IT programs [member] | Top of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	8 years